COST OF REVENUE AND SERVICES	12 Months Ended
Dec. 31, 2022
COST OF REVENUE AND SERVICE
COST OF REVENUE AND SERVICES:

NOTE 20 - COST OF REVENUE AND SERVICES

	December 31, 2022	December 31, 2021	December 31, 2020

Salaries and related expenses	3,556	6,764	1,184
Materials and models	707	1,516	63
Depriciation	21	56	59
Chip Development tools and Subcontractors	214	507	1,754

Total	4,498	8,843	3,060